Fair Value, Assets and Liabilities, Valuation Techniques - Nonrecurring Basis (Details) - Nonrecurring [Member] $ in Millions	Dec. 31, 2020 USD ($) uSDollarPerMMBtu uSDollarPerBarrel $ / loan	Dec. 31, 2019 USD ($)
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	$ 5,617	$ 5,842
Total assets at fair value on a nonrecurring basis	12,872	8,203
Fair Value Disclosures, Textual [Abstract]
Other assets	1,778	386
Commercial [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	510	0
Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	3,187	1,481
Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	2,945	3,803
Total insignificant level 3 assets	19	201
Total assets at fair value on a nonrecurring basis	4,673	4,004
Fair Value Disclosures, Textual [Abstract]
Other assets	428	27
Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	1,628	3,803
Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	1,317
Fair value, inputs, level 3 [Member] | Commercial [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	510	0
Fair value, inputs, level 3 [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	510
Fair value, inputs, level 3 [Member] | Residential [Member] | Non-government insured/guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	300	2,500
Fair value, inputs, level 3 [Member] | Residential [Member] | Government insured or guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	$ 2,600	$ 1,300
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.003	0.003
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.855	0.483
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.315	0.046
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.006	0.015
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.119	0.094
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.030	0.043
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.019
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.019
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.019
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.004	0.004
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.450	1.000
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.081	0.234
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.083	0.048
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	1.000	1.000
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.425	0.232
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.000
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.200
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.054
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	150
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	3,377
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	2,779
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	(0.116)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	(0.018)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	(0.031)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 790	$ 173
Fair Value Disclosures, Textual [Abstract]
Other assets	417
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	91
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Valuation technique, other [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 76
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.100
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.200
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.115
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 844
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.1
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	10.9
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	5.0
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 188
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(1.000)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.200)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.614)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.626)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.000
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.303)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, other [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(1.000)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, other [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.200)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, other [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.577)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, crude oil price ($/barrel) [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerBarrel	42
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, crude oil price ($/barrel) [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerBarrel	48
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, crude oil price ($/barrel) [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerBarrel	47
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, natural gas price ($/MMBtu) [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerMMBtu	2
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, natural gas price ($/MMBtu) [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerMMBtu	2
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, natural gas price ($/MMBtu) [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerMMBtu	2